Expense Example {- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-12 - Disciplined Small Cap Portfolio - VIP Disciplined Small Cap Portfolio-Investor VIP	Mar. 18, 2022 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835